TRANSAMERICA ADVISOR ELITESM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated June 8, 2015

to the

Prospectus dated May 1, 2015

Effective on or about July 1, 2015, based on changes to the underlying fund portfolios, the following changes apply to the applicable subaccounts:
OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Aegon Tactical Vanguard ETF – Balanced	TA QS Investors Active Asset Allocation – Moderate	Transamerica Aegon Active Asset Allocation - Moderate VP	Transamerica QS Investors Active Asset Allocation – Moderate VP	Aegon USA Investment Management, LLC	QS Investors, LLC
TA Aegon Tactical Vanguard ETF – Conservative	TA QS Investors Active Asset Allocation – Conservative	Transamerica Aegon Active Asset Allocation – Conservative VP	Transamerica QS Investors Active Asset Allocation – Conservative VP	Aegon USA Investment Management, LLC	QS Investors, LLC
TA Aegon Tactical Vanguard ETF – Growth	TA QS Investors Active Asset Allocation – Moderate Growth	Transamerica Aegon Active Asset Allocation – Moderate Growth VP	Transamerica QS Investors Active Asset Allocation – Moderate Growth VP	Aegon USA Investment Management, LLC	QS Investors, LLC
TA Vanguard ETF - Balanced	TA Managed Risk – Balanced ETF	Transamerica Vanguard ETF Portfolio – Balanced VP	Transamerica Managed Risk – Balanced ETF VP	Aegon USA Investment Management, LLC	Milliman Financial Risk Management LLC
TA Vanguard ETF – Conservative	TA Managed Risk – Conservative ETF	Transamerica Vanguard ETF Portfolio – Conservative VP	Transamerica Managed Risk – Conservative ETF VP	Aegon USA Investment Management, LLC	Milliman Financial Risk Management LLC
TA Vanguard ETF - Growth	TA Managed Risk – Growth ETF	Transamerica Vanguard ETF Portfolio – Growth VP	Transamerica Managed Risk – Growth ETF VP	Aegon USA Investment Management, LLC	Milliman Financial Risk Management LLC
All references to the subaccount names, portfolio names and subadvisors in the prospectus are hereby amended as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor EliteSM Variable Annuity dated May 1, 2015